CONSOLIDATED STATEMENT OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
OPERATING ACTIVITIES
Net loss for the year	$ (78,080)	$ (47,490)
Adjustments for items not affecting cash:
Interest income	0	(18)
Depreciation and amortization	424	251
Share-based compensation	13,886	4,686
Lease interest	8	0
Computer equipment write-down	18	0
Change in fair value of investments measured at fair value through profit or loss	0	260
Contingent consideration accretion	0	13
Change in fair value of contingent consideration	0	329
Unrealized foreign currency translation (gain)	(137)	(4,025)
Cash flows used in operating activities before net changes in non-cash working capital items	(63,881)	(45,994)
Net changes in non-cash working capital items:
Accounts receivable	(1,089)	(948)
Prepaid expenses	(986)	(462)
Other current assets	(408)	(428)
Accounts payable and accrued liabilities	(2,544)	401
Net cash flows used in operating activities	(68,908)	(47,431)
INVESTING ACTIVITIES
Cash acquired on acquisition	7,632	0
Purchase of intangible assets	(689)	(3,167)
Purchase of equipment	(21)	(142)
Net cash flows used in investing activities	6,922	(3,309)
FINANCING ACTIVITIES
Proceeds on issuance of common shares, net	254,600	13,202
Lease payments	(149)	0
Warrant exercise	56	362
Net cash flows from financing activities	254,507	13,564
Effects of exchange rate changes on cash	(162)	168
Net change in cash	192,359	(37,008)
Cash, beginning of year	16,633	53,641
Cash, end of year	$ 208,992	$ 16,633